Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - CAD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade payables		$ 24,071	$ 10,190
Trade and other payables due to related parties		112	136
Non-trade payables and accrued expenses	[1]	34,909	1,839
Accounts payable and accrued liabilities		$ 59,092	$ 12,165

[1]	Non-trade payables and accrued expenses include $30.0 million of accrued expenses related to construction at KSM.